Basis of Presentation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 396,517,000	$ 425,836,000	$ 1,453,376,000	$ 1,375,106,000
Voyage expenses	61,736,000	97,829,000	250,196,000	310,022,000
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyage expenses			15,500,000
Teekay Parent
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	77,342,000	95,833,000	$ 257,717,000	301,747,000
LPG Carriers | Teekay LNG | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			6
FPSO | Teekay Parent
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			2
FPSO | Teekay Parent | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			1
Voyage charters
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	135,801,000	$ 189,020,000	$ 678,905,000	$ 620,610,000
Voyage charters | Restatement Adjustment [Member] | Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	5,100,000		$ 15,500,000
Voyage expenses	$ 5,100,000
Teekay LNG and Teekay Tankers [Member] | Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	50.00%		50.00%